Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39209
Entity Registrant Name	ChoiceOne Financial Services, Inc.
Entity Central Index Key	0000803164
Entity Tax Identification Number	38-2659066
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	109 East Division Street
Entity Address, City or Town	Sparta
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49345
City Area Code	(616)
Local Phone Number	887-7366
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	COFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false